Shareholders' Equity (Details) - USD ($)				1 Months Ended								12 Months Ended
	Jul. 12, 2022	Apr. 08, 2022	Mar. 14, 2022	Feb. 13, 2023	Jun. 16, 2022	May 24, 2022	Jan. 20, 2022	Sep. 28, 2021	Mar. 25, 2021	Mar. 31, 2020	Sep. 21, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2023	Jan. 01, 2023	Sep. 13, 2022	Apr. 26, 2022	Mar. 22, 2022	Feb. 25, 2022	Jan. 26, 2022	Jan. 25, 2022	Aug. 20, 2021	Mar. 13, 2020	Feb. 05, 2020
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized												7,500,000	7,500,000
Ordinary shares, issued												20						243,000					260,000
Deposit equity interests rate												99.07%
Cancelled shares						2
Aggregate ordinary shares		8,739,351									49,000
Total shares issued.									1,091
Shares issued (in Dollars)										$ 17,235
Employees total shares																						6,500
Adjusted price share (in Dollars per share)												$ 18.4
Purchased ordinary shares												139,547
Consideration description												In consideration for the immediate exercise of the existing warrants for cash, the Company issued one-half (1/2) of an ordinary share for each warrant exercise. As a result, the exercising holders received approximately 2,790,959 ordinary shares as share consideration. As a result of the 2023 share consolidation, consideration became a total of 69,773 shares issued. The Company received aggregate net proceeds of approximately $1.23 million. As a result of the warrant exercise, the exercise price of the Company’s warrants issued through the initial public offering on September 28, 2021 (“Public Warrants”) is adjusted to $0.16 and the exercise price of the Company’s Private Warrants is adjusted to $0.18. As a result of the 2023 share consolidation, the exercise price was proportionately increased from $0.16 to $6.40 and from $0.18 to $7.20, respectively. If any holder exercises one warrant, one-40th (1/40) ordinary share will be received in cash (by Cash in Lieu), holders must exercise at least 40 warrants to receive 1 ordinary share.
Warrants shares																	6,007,942
Warrants issued												8,021,701
Warrants outstanding												2,013,759
Ordinary shares unit (in Dollars per share)															$ 0.12		$ 0.12
Acquire shares issued									43,700
Ordinary shares, issued												41,666													1,666,666
Ordinary shares, par value (in Dollars per share)								$ 0.003
Warrant to ordinary shares per unit (in Dollars per share)								$ 4.15
Gross proceeds (in Dollars)								$ 15,000,000
Ordinary shares unit										2,500,000
Warrants exercisable (in Dollars)												$ 3,014,710
Price per warrant (in Dollars per share)												$ 0.46
Volatility percentage												17.06%
Expected warrant life												5 years
Annual interest rate												2.50%
Share capital (in Dollars)														$ 52,069	$ 50,000
Total ordinary shares issued												433,677		17,356,090
Subscription receivable (in Dollars)													$ 50,000
Related party receivable / loan written off (in Dollars)														$ 380,000
Ordinary shares, split share issued															416,442
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued															16,666,663
Ordinary shares unit (in Dollars per share)															$ 0.003
Beijing Wanjia [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued					3,780,000
Equity interests rate					100.00%
Total shares issued					94,500
Seven Kewei Group companies [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued					9,720,000
Total shares issued deposit					9,720,000
Deposit equity interests rate					100.00%
Seven Kewei Group companies [Member] | Subsequents Event [Member]
Shareholders' Equity (Details) [Line Items]
Cancelled shares				243,000
Shareholders [Member]
Shareholders' Equity (Details) [Line Items]
Cancelled shares						113
Ordinary shares, issued										689,427
Shenzhen GFAI [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued			2,142,582																	53,571
Equity interests rate percentage			100.00%
Total shares issued.			53,571
Vendor Service Company [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued																					20,000
Shares issued (in Dollars)																			$ 500
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized																								300,000,000
Ordinary shares, issued																										16,666,663
Exercise price (in Dollars per share)	$ 1.15
Shares exercise price (in Dollars per share)												$ 46
Maximum [Member] | Cayman Islands [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized												7,500,000				0.003
Maximum [Member] | Shareholders [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares unit (in Dollars per share)																								$ 0.003
Maximum [Member] | Vendor Service Company [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued																					10,000
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized																								100,000,000
Ordinary shares, issued																										100,000,000
Exercise price (in Dollars per share)	$ 0.238
Shares exercise price (in Dollars per share)												$ 9.52
Minimum [Member] | Cayman Islands [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized												300,000,000				0.12
Minimum [Member] | Shareholders [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares unit (in Dollars per share)																								$ 0.001
Minimum [Member] | Vendor Service Company [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued																			10,000
private placements [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued		218,484
Warrants description							On January 20, 2022, the Company completed a private placement with certain investors to issue (i) 7,919,997 ordinary shares; and (ii) 11,879,993 ordinary shares issuable upon the exercise of warrants, at an exercise price of $1.30 per share. As a result of the 2023 share consolidation, ordinary shares issued to certain investors became a total of 197,999 shares the exercise price of warrants became $52 to purchase 1 share.
private placements [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Adjusted price share (in Dollars per share)							$ 0.16
private placements [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Adjusted price share (in Dollars per share)							$ 0.18
Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants description							As a result of the 2023 share consolidation, the exercise price was proportionately increased from $0.16 to $6.40 and from $0.18 to $7.20, respectively. If any holder exercises one warrant, one-40th (1/40) ordinary share will be received in cash (by Cash in Lieu), holders must exercise at least 40 warrants to receive 1 ordinary share.
Outstanding warrants shares	5,581,918
Purchase aggregate shares	5,581,918
Warrants shares												8,195,641
Warrant exercise price (in Dollars per share)								$ 5.1875
Initial Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Deposit equity interests rate								125.00%
Ordinary shares unit (in Dollars per share)								$ 0.12
Ordinary shares, issued								3,614,458
Warrant exercise price (in Dollars per share)								$ 166
Ordinary shares unit								90,309
Warrants exercisable (in Dollars)								$ 207.5